06.30 Fidelity Advisor Series Growth & Income Fund PRO-02 | Fidelity Advisor® Series Growth & Income Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Series Growth & Income Fund}	06.30 Fidelity Advisor Series Growth & Income Fund PRO-02 Fidelity Advisor® Series Growth & Income Fund Fidelity Advisor Series Growth & Income Fund-Default
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.02%	[2]
[1]	Adjusted to reflect current fees.
[2]	For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

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Expense Example {- Fidelity Advisor® Series Growth & Income Fund}	06.30 Fidelity Advisor Series Growth & Income Fund PRO-02 Fidelity Advisor® Series Growth & Income Fund Fidelity Advisor Series Growth & Income Fund-Default USD ($)
1 year	$ 2
3 years	6
5 years	11
10 years	$ 26